DESCRIPTION OF TC ENERGY'S BUSINESS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TC ENERGY'S BUSINESS	DESCRIPTION OF TC ENERGY'S BUSINESS
TC Energy Corporation (TC Energy or the Company) is a leading North American energy infrastructure company which operates in four business segments: Canadian Natural Gas Pipelines, U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines and Power and Energy Solutions. These segments offer different products and services, including certain natural gas and electricity marketing and storage services. The Company also has a Corporate segment, consisting of corporate and administrative functions that provide governance, financing and other support to the Company's business segments.
Canadian Natural Gas Pipelines
The Canadian Natural Gas Pipelines segment primarily consists of the Company's investments in 41,121 km (25,552 miles) of regulated natural gas pipelines currently in operation.
U.S. Natural Gas Pipelines
The U.S. Natural Gas Pipelines segment primarily consists of the Company's investments in 49,681 km (30,870 miles) of regulated natural gas pipelines, 532 Bcf of regulated natural gas storage facilities and other assets currently in operation.
Mexico Natural Gas Pipelines
The Mexico Natural Gas Pipelines segment primarily consists of the Company's investments in 2,885 km (1,791 miles) of regulated natural gas pipelines currently in operation.
Power and Energy Solutions
The Power and Energy Solutions segment primarily consists of the Company's investments in approximately 4,650 MW of power generation facilities and 118 Bcf of non-regulated natural gas storage facilities. These assets are located in Alberta, Ontario, Québec, New Brunswick and Texas. In addition, TC Energy has physical and virtual power purchase agreements (PPAs) in Canada and the U.S. to buy and/or sell power from wind and solar facilities. These PPAs have the potential to be leases, derivatives or revenue arrangements depending on the contractual terms of the agreement.
Spinoff of Liquids Pipelines Business
On July 27, 2023, TC Energy announced plans to separate into two independent, investment-grade, publicly listed companies through the spinoff of its Liquids Pipelines business. TC Energy shareholders voted to approve the plan in June 2024 and, on October 1, 2024, TC Energy completed the spinoff of its Liquids Pipelines business into the new public company, South Bow Corporation (South Bow) (the Spinoff Transaction). TC Energy shareholders as of September 25, 2024 received one new TC Energy common share and 0.2 of a South Bow common share in exchange for each TC Energy common share held. TC Energy common shares resumed regular way trading on the TSX and NYSE on October 2, 2024. South Bow's common shares commenced regular way trading on the TSX on October 2, 2024 and on the NYSE on October 8, 2024, under the ticker symbol SOBO. Refer to Note 4, Discontinued operations, for additional information.